Significant Accounting Policies (Details) - Schedule of exchange rate of the U.S. dollar in relation to the NIS	Dec. 31, 2021	Dec. 31, 2020
Schedule of exchange rate of the U.S. dollar in relation to the NIS [Abstract]
Exchange rate	3.11	3.215